    As filed with the Securities and Exchange Commission on January 10, 1997


                           1933 Act File No. 33-37615
                           1940 Act File No. 811-6174

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ---------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 14

                                      AND
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 18


                            MFS INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

               500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (617) 954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 It is proposed that this filing will become effective (check appropriate box)


|_|  immediately  upon filing  pursuant to paragraph (b)
|X| on January 10, 1997 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [DATE] pursuant to paragraph (a)(i)
|_| 75 days after filing  pursuant to paragraph (a)(ii)
|_| on [DATE]  pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                        STATEMENT PURSUANT TO RULE 24f-2

Pursuant to Rule 24f-2, the Registrant has registered an indefinite number of securities under the Securities Act of 1933 and filed a Rule 24f-2 Notice with respect to its fiscal year ended June 30, 1996 on August 28, 1996.

================================================================================

The Prospectus and Statement of Additional Information, dated November 1, 1996, of MFS Institutional Core Plus Fixed Income Fund is incorporated in this Post-Effective Amendment No. 14 by reference to such documents filed with the Securities and Exchange Commission via EDGAR on October 30, 1996, by the Registrant pursuant to Rule 497 under the Securities Act of 1933, as amended.

                MFS(R) INSTITUTIONAL CORE PLUS FIXED INCOME FUND

      SUPPLEMENT TO THE NOVEMBER 1, 1996 STATEMENT OF ADDITIONAL INFORMATION



                       Statement of Assets and Liabilities
                                  June 30, 1996


       Assets:
            Cash                                         $   110
            Deferred organizational expenses              17,600
                                                         -------
               Total assets                              $17,710


      Liabilities:
           Accrued expenses                               17,600
                                                         -------
               Net assets for 11 shares of
               beneficial interest outstanding           $   110
                                                        ========


      Net Asset Value, Redemption Price
              and Offering Price Per Share               $    10.00
                                                        ===========



NOTES:

(1) The MFS Institutional Core Plus Fixed Income Fund (the "Fund") was organized as a series of MFS Institutional Trust (the "Trust"), a business trust under the laws of The Commonwealth of Massachusetts. The Trust consists of seven series of shares or funds. The Fund has been inactive except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of 11 shares of beneficial interest (initial shares) to Massachusetts Financial Services Company.

(2) Organizational expenses are being deferred and will be amortized over five years beginning with the commencement of investment operations. The amount paid by the Fund on any redemption by Massachusetts Financial Services Company, or any current holder of any fund's initial shares, will be reduced by the pro rata portion of any unamortized organizational expenses which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

INDEPENDENT AUDITORS' REPORT

To the Trustees of MFS Institutional Trust and Shareholders of MFS Institutional Core Plus Fixed Income Fund:

         We have audited the accompanying statement of assets and liabilities of MFS Institutional Core Plus Fixed Income Fund (one of the series comprising MFS Institutional Trust) as of June 30, 1996. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

         In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of MFS Institutional Core Plus Fixed Income Fund at June 30, 1996 in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE, LLP
Boston, Massachusetts
August 2, 1996








                THE DATE OF THIS SUPPLEMENT IS JANUARY 10, 1997.

                                     PART C


Item 24. Financial Statements and Exhibits

         (a)      Financial Statements


                  MFS Institutional Core Plus Fixed Income Fund

                  Included in Part A of this Registration Statement:
                           Not Applicable

                  Included in Part B of this Registration Statement: At June 30,
                           1996:

                           Statement of Assets and Liabilities

         (b)      Exhibits on Behalf of MFS Institutional Trust

                   1       (a)      Declaration of Trust, dated September
                                    13, 1990.  (1)

                           (b)      Certificate of Amendment to
                                    Declaration of Trust, dated June 1,
                                    1992.  (1)

                           (c) Amendment No. 2 to the Declaration of Trust, dated August 13, 1992. (1)

                           (d)      Amendment to Declaration of Trust -
                                    Designation of Series, dated May 16,
                                    1995. (1)

                           (e)      Amendment to Declaration of Trust -
                                    Designation of Series, dated August 29,
                                    1995. (2)

                           (f)      Amendment to Declaration of Trust -
                                    Redesignation of Series, dated October
                                    31, 1995. (7)

                           (g)      Amendment to Declaration of Trust -
                                    Redesignation of Series, dated
                                    November 28, 1995.  (7)

                           (h)      Amendment to Declaration of Trust -
                                    Redesignation of Series, dated April 24,
                                    1996. (8)

                   2       (a)      Amended and Restated By-Laws, dated
                                    June 1, 1992.  (5)

                           (b)      Amendment No. 1 to Amended and
                                    Restated By-Laws, dated October 14,
                                    1993.  (5)

                   3                Not Applicable.

                   4                Form of Share Certificate.  (4)

                   5       (a)      Investment Advisory Agreement
                                    between MFS Emerging Equities Fund
                                    and Massachusetts Financial Services
                                    Company, as adviser, dated August 7,
                                    1992. (5)

                           (b)      Investment Advisory Agreement
                                    between MFS Worldwide Fixed Income
                                    Fund and Massachusetts Financial
                                    Services Company, as adviser, dated
                                    August 7, 1992.  (5)

                           (c)      Investment Advisory Agreement
                                    between the Registrant, on behalf of
                                    MFS Institutional Emerging Markets
                                    Fixed Income Fund, and Massachusetts
                                    Financial Services Company, as adviser,
                                    dated November 30, 1995.  (1)

                           (d)      Investment Advisory Agreement
                                    between the Registrant, on behalf of
                                    MFS Institutional Core Plus Fixed
                                    Income Fund, and Massachusetts
                                    Financial Services Company, as adviser,
                                    dated November 30, 1995.  (7)

                           (e)      Investment Advisory Agreement
                                    between the Registrant, on behalf of
                                    MFS Institutional Research Fund, and
                                    Massachusetts Financial Services
                                    Company, as adviser, dated November
                                    30, 1995.  (7)

                           (f)      Investment Advisory Agreement
                                    between the Registrant, on behalf of
                                    MFS Institutional Mid-Cap Growth
                                    Equity Fund, and Massachusetts
                                    Financial Services Company, as adviser,
                                    dated November 30, 1995.  (7)

                           (g)      Investment Advisory Agreement
                                    between the Registrant, on behalf of
                                    MFS Institutional International Equity
                                    Fund, and Massachusetts Financial
                                    Services Company, as adviser, dated
                                    November 30, 1995.  (7)

                   6                Not Applicable.

                   7                Not Applicable.

                   8       (a)      Custodian Agreement between the
                                    Registrant and State Street Bank and
                                    Trust Company, dated July 31, 1995. (2)

                           (b)      Amendment to Custodian Contract
                                    dated November 30, 1995.  (7)

                   9       (a)      Amended and Restated Shareholder
                                    Servicing Agent Agreement between
                                    Registrant and MFS Service Center, Inc.
                                    as Shareholder Servicing Agent dated
                                    November 30, 1995. (7)

                           (b) Exchange Privilege Agreement between the MFS Institutional Trust, on behalf of each of its series, and MFS Fund Distributors, Inc., dated July 26,
                                    1995.  (7)

                           (c)      Dividend Disbursing Agency
                                    Agreement between the Registrant and
                                    State Street Bank and Trust Company,
                                    dated October 31, 1990. (5)

                           (d)      Loan Agreement by and among the
                                    Banks named therein, the MFS Funds
                                    named therein and The First National
                                    Bank of Boston, dated February 21,
                                    1995. (6)

                  10 Consent and Opinion of Counsel filed with Registrant's Rule 24f-2 Notice for the fiscal year ended June 30, 1996 on August 28, 1996.

                  11                Consent of Deloitte & Touche LLP; filed
                                    herewith.

                  12                Not Applicable.

                  13       (a)      Investment representation letter from
                                    initial shareholder of MFS Institutional
                                    Emerging Markets Fixed Income
                                    Fund.  (1)

                  14                Not Applicable.

                  15 Distribution Agreement by and between MFS Institutional Trust and MFS Fund Distributors, Inc., dated June 15, 1994. (5)

                  16                Schedule of Computation for
                                    Performance Quotations - Aggregate
                                    Total Rate of Return, Average Annual
                                    Total Rate of Return and Yield
                                    Calculations.  (3)


                  17                Not Applicable.

                  18                Not Applicable.

                  Power of Attorney dated August 12, 1994.  (5)

(1) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on May 18, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on September 15, 1995.
(3) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.
(4) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(5) Incorporated by reference to Post-Effective Amendment No. 9 filed with the SEC via EDGAR on October 27, 1995.
(6) Incorporated by reference to Post-Effective Amendment No. 28 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841), filed with the SEC via EDGAR on February 28, 1995.
(7) Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on February 8, 1996.
(8) Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on April 26, 1996.

Item 25. Persons Controlled by or under Common Control with Registrant

                  Not applicable

Item 26. Number of Holders of Securities

         MFS Institutional Emerging Equities Fund

                  (1)                                (2)
         Title of Class                     Number of Record Holders


         Shares of Beneficial Interest               39
         (without par value)                (as of December 31,1996)


         MFS Institutional Worldwide Fixed Income Fund

                  (1)                                (2)
         Title of Class                     Number of Record Holders


         Shares of Beneficial Interest               22
         (without par value)                (as of December 31,1996)

         MFS Institutional Emerging Markets Income Fund

                  (1)                                (2)
         Title of Class                     Number of Record Holders


         Shares of Beneficial Interest                4
         (without par value)                (as of December 31,1996)


         MFS Institutional Core Plus Fixed Income Fund

                  (1)                                (2)
         Title of Class                     Number of Record Holders


         Shares of Beneficial Interest                3
         (without par value)                (as of December 31,1996)


         MFS Institutional Research Fund

                  (1)                                (2)
         Title of Class                     Number of Record Holders


         Shares of Beneficial Interest                4
         (without par value)                (as of December 31,1996)


         MFS Institutional Mid-Cap Growth Equity Fund

                  (1)                                (2)
         Title of Class                     Number of Record Holders


         Shares of Beneficial Interest                6
         (without par value)                (as of December 31,1996)


         MFS Institutional International Equity Fund

                  (1)                                (2)
         Title of Class                     Number of Record Holders


         Shares of Beneficial Interest                6
         (without par value)                (as of December 31,1996)

Item 27. Indemnification

         Article V of the Registrant's Declaration of Trust provides that the Registrant will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless as to liabilities to the Registrant or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or with respect to any matter unless it is adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Registrant. In the case of a settlement, such indemnification will not be provided unless it has been determined in accordance with the Declaration of Trust that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 28. Business and Other Connections of Investment Adviser


         MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Aggressive Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International
Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Capital Growth Fund, MFS Intermediate Income Fund and MFS Gold & Natural Resources Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS OTC Fund), MFS Series Trust V (which has two series: MFS Total Return Fund and MFS Research Fund), MFS Series Trust VI (which has three series:
MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value
Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has four series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS/Foreign & Colonial International Growth Fund and MFS/Foreign & Colonial International Growth and Income Fund), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS

Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS also serves as investment adviser of the following no-load, open-end Funds: MFS Institutional Trust ("MFSIT") (which has seven series), MFS Variable Insurance Trust ("MVI") (which has twelve series) and MFS Union Standard Trust ("UST") (which has two series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

         In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL"), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account. The principal business address of each of the aforementioned funds is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

         MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Fund (which has six portfolios: MFS American Funds-U.S. Equity Fund, MFS American Funds-U.S. Emerging Growth Fund, MFS American Funds-U.S. High Yield Bond Fund, MFS American Funds - U.S. Dollar Reserve Fund, MFS American Funds-Charter Income Fund and MFS American Funds-U.S. Research Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

         MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Government Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund and MFS Emerging Markets Debt Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

         MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John

Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

         MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI, UST and MFSIT.

         Clarendon Insurance Agency, Inc. ("CIAI"), a wholly owned subsidiary of MFS, serves as distributor for certain life insurance and annuity contracts issued by Sun Life Assurance Company of Canada (U.S.).

         MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT, MVI and UST.

         MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

         MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

         MFS

         The Directors of MFS are A. Keith  Brodkin,  Jeffrey L. Shames,  Arnold
D. Scott, Donald A. Stewart and John D. McNeil. Mr. Brodkin is the Chairman, Mr. Shames is the President, Mr. Scott is a Senior Executive Vice President and Secretary, Bruce C. Avery, William S. Harris, William W. Scott, Jr., and Patricia A. Zlotin are Executive Vice Presidents, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

         Massachusetts Investors Trust
         Massachusetts Investors Growth Stock Fund
         MFS Growth Opportunities Fund
         MFS Government Securities Fund
         MFS Series Trust I
         MFS Series Trust V
         MFS Series Trust VI
         MFS Series Trust X
         MFS Government Limited Maturity Fund

         A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

         MFS Series Trust II

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Government Markets Income Trust
         MFS Intermediate Income Trust

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust III

         A. Keith Brodkin is the Chairman and President, James T. Swanson, Robert J. Manning, Cynthia M. Brown and Joan S. Batchelder, Senior Vice Presidents of MFS, Bernard Scozzafava, Vice President of MFS, and Matthew
Fontaine, Assistant Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan, Assistant Vice President of MFS, and Daniel E. McManus, Vice President of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust IV
         MFS Series Trust IX

         A. Keith Brodkin is the Chairman and President, Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust VII

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust VIII

         A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Leslie J. Nanberg, Patricia A. Zlotin, James T. Swanson and John D. Laupheimer, Jr., Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Municipal Series Trust

         A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert A. Dennis are Vice Presidents, David B. Smith, Geoffrey L. Schechter
and David R. King, Vice Presidents of MFS, are Vice Presidents, Daniel E. McManus, Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Variable Insurance Trust
         MFS Union Standard Trust
         MFS Institutional Trust

         A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Municipal Income Trust

         A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Multimarket Income Trust
         MFS Charter Income Trust

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Special Value Trust

         A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, and James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MIL

         A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott and Jeffrey L. Shames are Directors, Ziad Malek, Senior Vice President of MFS, is the President, Thomas J. Cashman, Jr., a Senior Vice President of MFS, is a Senior Vice President, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, James R. Bordewick, Jr. is a Director, Vice President and an Assistant Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Senior Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

         MIL-UK

         A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott, Jeffrey L. Shames, and James R. Bordewick, Jr., are Directors, Stephen E. Cavan is a Director and the Secretary, Ziad Malek is the President, James E. Russell is the Treasurer, and Robert T. Burns is the Assistant Secretary.

         MIL Funds

         A. Keith  Brodkin is the Chairman,  President  and a Director,  Richard
B.  Bailey,  John A.  Brindle,  Richard  W. S. Baker and  William F.  Waters are
Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary, and Ziad Malek is a Senior Vice President.

         MFS Meridian Funds

         A. Keith  Brodkin is the Chairman,  President  and a Director,  Richard
B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary,
W. Thomas London is the  Treasurer,  James R.  Bordewick,  Jr., is the Assistant
Secretary, James O. Yost is the Assistant Treasurer, and Ziad Malek is a Senior Vice President.

         MFD

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert
T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

         CIAI

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Cynthia Orcott is President, Bruce C. Avery is the Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         MFSC

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President of MFS, is Vice Chairman and a Director, Janet A. Clifford is the Executive Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         MFSI

         A. Keith Brodkin is the Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, George F. Bennett, Carol A. Corley, John A. Gee, Brianne Grady and Kevin R. Parke are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

         RSI

         William W. Scott, Jr. and Bruce C. Avery are Directors, Arnold D. Scott is the Chairman and a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Sharon A. Brovelli and Martin E. Beaulieu are Senior Vice Presidents.

         In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

         A. Keith Brodkin  Director, Sun Life Assurance Company
                                    of Canada (U.S.), One Sun Life
                                    Executive Park, Wellesley Hills,
                                    Massachusetts
                                    Director, Sun Life Insurance and
                                    Annuity Company of New York, 67
                                    Broad Street, New York, New York

         Donald A. Stewart President and a Director, Sun Life Assurance Company of Canada, Sun Life Centre, 150 King Street West, Toronto, Ontario, Canada (Mr. Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

         John D. McNeil             Chairman, Sun Life Assurance
                                    Company of Canada, Sun Life Centre,
                                    150 King Street West, Toronto, Ontario,
                                    Canada (Mr. McNeil is also an officer
                                    and/or Director of various subsidiaries
                                    and affiliates of Sun Life)

         Joseph W. Dello Russo      Director of Mutual Fund Operations,
                                    The Boston Company, Exchange Place,
                                    Boston, Massachusetts (until August,
                                    1994)


Item 29. Distributors

         (a)      Reference is hereby made to Item 28 above.

         (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

         (c)      Not applicable.

Item 30. Location of Accounts and Records

         The Registrant's corporate documents are kept by the Registrant at its offices. Portfolio brokerage orders, other purchase orders, reasons for brokerage allocation and lists of persons authorized to transact business for the Registrant are kept by Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116. Shareholder account records are kept by MFS Service Center, Inc. at 500 Boylston Street, Boston, Massachusetts 02116. Transaction journals, receipts for the acceptance and delivery of securities and cash, ledgers and trial balances are kept by State Street Bank and Trust Company at State Street South, 5-West, North Quincy, Massachusetts 02171.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         (a)      Not applicable.

         (b) The Registrant undertakes to file a post-effective amendment to this registration statement, in order to file financial statements for the MFS Institutional Core Plus Fixed Income Fund, which need not be certified, within four to six months of the commencement of investment operations of the Fund.

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

         (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 10th day of January, 1997.

                                    MFS INSTITUTIONAL TRUST


                                    By:     JAMES R. BORDEWICK, JR.
                                    Name:   James R. Bordewick, Jr.
                                    Title:  Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on January 10, 1997.

         SIGNATURE                          TITLE


A. KEITH BRODKIN*          Chairman, President (Principal
A. Keith Brodkin                    Executive Officer) and Trustee


W. THOMAS LONDON*          Treasurer (Principal Financial Officer
W. Thomas London                    and Principal Accounting Officer)


WILLIAM R. GUTOW*          Trustee
William R. Gutow


NELSON J. DARLING, JR.*    Trustee
Nelson J. Darling, Jr.


                                    *By:    JAMES R. BORDEWICK, JR.
                                    Name:   James R. Bordewick, Jr.
                                            as Attorney-in-fact

                                    *Executed by James R. Bordewick, Jr. on
                                    behalf of those indicated pursuant to a
                                    Power of Attorney dated August 12, 1994, filed with Post-Effective Amendment
                                    No. 9 on October 27, 1995.

                               INDEX TO EXHIBITS



EXHIBIT NO.       DESCRIPTION OF EXHIBIT    PAGE NO.


  11         Consent of Deloitte & Touche LLP.